Investments in Associates and Joint Arrangements	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Investments in Associates and Joint Arrangements
14.	INVESTMENTS IN ASSOCIATES AND JOINT ARRANGEMENTS

14.1	Associates entities
The Bank holds an investment in the associate Macro Warrants SA. The existence of significant influence is evidenced by the representation the Bank has in the Board of Directors of the associate. In order to measure this investment, the Bank used accounting information of Macro Warrants SA as of September 30, 2019. Additionally, the Bank has considered, when applicable, the material transactions or events occurring between October 1, 2019, and December 31, 2019.

The following table presents the summarized financial information on the Bank’s investment in the associate:

Summarized statement of financial position	12/31/2019	12/31/2018

Total assets	31,479	27,859
Total liabilities	7,870	3,490

Shareholders’ equity	23,609	24,369
Proportional Bank’s interest	5%	5%

Investment carrying amount	1,180	1,218
As of December 31, 2019, 2018 and 2017 the investment carrying amount in the net income amounted to 653
,
254 and 665 respectively.

14.2.	Joint ventures
The Bank participates in the following joint ventures, implemented through
Uniones Transitorias de Empresas
(UTE):

a)
Banco Macro SA – Wordline Argentina SA Unión transitoria: on April 7, 1998, the Bank executed an agreement with Siemens Itron Services SA to organize an UTE controlled on a joint basis through a 50% interest, the purpose of which is to facilitate a data processing center for the tax administration, to modernize the systems and tax collection processes of the Province of Salta and manage and recover municipal taxes and fees.

The following table presents the summarized financial information on the Bank’s investment in the UTE:

Summarized statement of financial position	12/31/2019	12/31/2018

Total assets	380,560	415,782
Total liabilities	92,572	91,742

Shareholders’ equity	287,988	324,040
Proportional Bank’s interest	50%	50%

Investment carrying amount	143,994	162,020
As of December 31, 2019, 2018 and 2017 the investment carrying amount in the net income amounted to 112,372, 107,907 and 79,066, respectively.

b)
Banco Macro SA – Gestiva SA Unión transitoria: on May 4, 2010 and August 15, 2012, the Bank executed with Gestiva SA the UTE agreement to form “Banco Macro SA – Gestiva SA – Unión Transitoria de Empresas”, under joint control, the purpose of which is to render the integral processing and management services of the tax system of the Province of Misiones, the management thereof and tax collection services. The Bank holds a 5% interest in this UTE.

On June 27, 2018, the Bank, the UTE and the tax authorities of the Misiones provincial government entered into an agreement of “termination by mutual agreement” of the adaptation agreement, without implying or modifying the Bank’s rights and obligations as a financial agent of the province for the services provision established in the agreement. As of December 31, 2019 and 2018, according to the above-mentioned, the remaining investment amounted to 1,157 and 4,164, respectively.